Borrowings - Summary of Loan Movement Schedule (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about borrowings [line items]
Foreign currency exchange differences	$ 1,796,641	$ (222,678)	$ (2,181,987)
Equipment Mortgage Loans and Bank Loan
Disclosure of detailed information about borrowings [line items]
Opening Balance - July 1		11,444,129
Accrual of bank loan final payment		528,819
Repayments - principal		(9,170,741)
Repayments - final payment		(1,916,398)
Amortisation of costs		252,019
Foreign currency exchange differences		$ (1,137,828)
Closing Balance - June 30			$ 11,444,129